Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Parenthetical) (Detail)	Dec. 31, 2015
Corporate Bonds [Member]
Investment in funds, percentage	50.00%
U.S.Treasury Bonds [Member]
Investment in funds, percentage	42.00%
Municipal Bonds [Member]
Investment in funds, percentage	8.00%